Financial instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments (Details) [Line Items]
Interest rate	3.25%
Accumulated deficit	$ 192,911
Foreign exchange loss	$ 203
Net foreign exchange gain		$ 110
Net foreign exchange loss			$ 996
Foreign exchange percentage			1.00%
Interest rate risk [member]
Financial instruments (Details) [Line Items]
Interest rate	5.75%
Credit risk [member]
Financial instruments (Details) [Line Items]
Total amounts receivable	$ 727	$ 602
Liquidity risk [member]
Financial instruments (Details) [Line Items]
Cash and cash equivalents	$ 21,223
Fixed interest rate [member]
Financial instruments (Details) [Line Items]
Interest rate	8.00%
Interest payable	$ 13
Principal debt payments	$ 49